Accounts Payable, Other Payables and Accruals (Details) - Schedule of Accounts Payable, Other Payables and Accruals - USD ($) $ in Thousands	Oct. 31, 2023	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	May 01, 2020
Schedule of Accounts Payable, Other Payables and Accruals [Line Items]
Total accounts payable	$ 69	$ 493	$ 10	$ 14	$ 7
Consideration payable on movie income right investments				3,850
Payable to former subsidiaries	15,346
Other payables and accruals	3,568	3,253	1,540	131
Accrued issue cost			1,907	1,026
Total other payables and accruals	18,914	3,253	3,447	5,007	$ 48
Accounts payable arising from digital solutions services—financial services [Member]
Schedule of Accounts Payable, Other Payables and Accruals [Line Items]
Total accounts payable		14	10	14
Accounts payable arising from hotel operations, hospitality and VIP services [Member]
Schedule of Accounts Payable, Other Payables and Accruals [Line Items]
Total accounts payable	$ 69	$ 479